Cover	Oct. 05, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 05, 2026
Entity File Number	814-01620
Entity Registrant Name	KKR FS Income Trust
Entity Central Index Key	0001930679
Entity Tax Identification Number	88-0591692
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	3025 JFK Boulevard
Entity Address, Address Line Two	OFC 500
Entity Address, City or Town	Philadelphia
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19104
City Area Code	215
Local Phone Number	495-1150
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false